Shareholders' equity - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Stockholders Equity Note [Line Items]
Percentage of distributions from surplus appropriated as capital or retained earnings reserve	10.00%
Percentage of total amount of capital reserve and retained earnings reserves to stated capital	25.00%
Retained earnings, reserve	¥ 182,518	¥ 186,555
Retained earnings related to the equity in undistributed earnings of companies accounted for by the equity method	2,003,566
Other income (expense)
Stockholders Equity Note [Line Items]
Retirement and reissuance of treasury stock		99,400
Treasury stock, at cost
Stockholders Equity Note [Line Items]
Retirement and reissuance of treasury stock		(246,807)
Retirement of treasury stock	(400,537)
Additional paid-in capital
Stockholders Equity Note [Line Items]
Retirement and reissuance of treasury stock		4,624
Retirement of treasury stock	1,048
Retained earnings
Stockholders Equity Note [Line Items]
Retirement and reissuance of treasury stock		142,753
Retirement of treasury stock	399,489
Parent Company
Stockholders Equity Note [Line Items]
Retained earnings, available for dividend payments	7,964,099	¥ 7,635,250
Cash dividends included in retained earnings at year-end	¥ 334,144
Cash dividends per common share	¥ 110